Short-Term Borrowings (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Short-term unsecured loans, interest rate	2.80%
Loans	$ 91,000	$ 182,000
Interest expense	$ 8,101	$ 23,512